Lease (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 2,348,642	$ 364,504	¥ 1,350,294
Current portion of operating lease liabilities	646,887	100,395	547,142
Non-current operating lease liabilities	1,792,738	$ 278,229	1,015,261
Total operating lease liabilities	2,439,625		1,562,403
Finance leases:
Right-of-use assets - finance lease	69,946		95,887
Current portion of finance lease liabilities	27,541		33,237
Non-current finance lease liabilities	35,950		55,107
Total finance lease liabilities	¥ 63,491		¥ 88,344